Other-Financial Assets : Changes in the allowance for doubtful accounts of Loans and receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts [Abstract]
Beginning balance	₩ 4,952	₩ 8,948	₩ 4,532
Bad debt expense	10,142	22	2,465
Other	0	(4,018)	1,951
Ending balance	₩ 15,094	₩ 4,952	₩ 8,948